Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Revenue by Type of Service

Details of revenue by type of service are as follows:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
One-time commissions	29,248,348	49,624,166	46,193,749
Recurring services fee	8,615,211	22,539,160	39,584,531
Mutual fund service fee	—	—	917,226

Net revenues	37,863,559	72,163,326	86,695,506